Earnings (Loss) per Share (Details) - Schedule of Antidilutive Securities Excluded From Computation of Earnings Per Share - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023		Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	138,826,118	44,967,614	48,919,322		40,594,791
Stock options and restricted stock units outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	101,148,169	12,957,947	11,241,373	[1]	8,585,124	[1]
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	4,616,667	4,616,667	4,616,667		4,616,667
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	12,175,000	5,175,000	12,175,000		5,175,000
Shares for Mudrick Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	19,001,500	15,218,000	19,001,500		15,218,000
Mudrick Note Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	0	7,000,000	0		7,000,000
Shares for Mudrick PIK Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	1,884,782	0	1,884,782		0

[1]	Balances are inclusive of the common stock options legally exercised in exchange of the nonrecourse promissory notes.